Schedule of Equipment (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 166,485	$ 142,628
Accumulated Depreciation	57,470	39,721
Net	109,015	102,907
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	23,262	21,088
Accumulated Depreciation	11,498	8,461
Net	11,764	12,627
Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	5,000	5,000
Accumulated Depreciation	5,000	5,000
Net
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	92,663	95,320
Accumulated Depreciation	40,972	26,260
Net	51,691	69,060
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	45,560	21,220
Accumulated Depreciation
Net	$ 45,560	21,220
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		95,320
Accumulated Depreciation		26,260
Net		$ 69,060